SUBSEQUENT EVENTS (Details)	1 Months Ended	2 Months Ended	12 Months Ended
	May. 31, 2015 USD ($) $ / shares shares	May. 31, 2015 USD ($) $ / shares entity shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Apr. 30, 2015 shares	Mar. 31, 2013 $ / shares
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				3,676,472
Stock Issued During Period, Value, New Issues | $				$ 1,250,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			1,350,000	4,225,000
Stock Issued During Period, Value, Issued for Services | $			$ 338,900
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			7,352,944	11,029,416
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights | $ / shares			$ 0.39	$ 0.41		$ 0.50
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				294,185
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights | $ / shares				$ 0.425
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services			909,920
Stock Issued During Period, Value, Issued for Services | $			$ 910
Stock Incentive Plan 2012 [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	5,000,002
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights | $ / shares	$ 0.30	$ 0.30
Proceeds from Issuance of Warrants | $	$ 1,325,000		$ 1,325,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $	$ 217,000	$ 217,000
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,000,002	5,000,002
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,000,002	5,000,002
Subsequent Event [Member] | Series C Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,500,001	2,500,001
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	400,000	400,000
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights | $ / shares	$ 0.375	$ 0.375
Subsequent Event [Member] | Previously Issued Warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					7,352,944
Class Of Warrant Or Right, Exercise Price Of Warrants Or Rights | $ / shares	$ 0.30	$ 0.30	$ 0.30
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services		325,000
Number of consultants who were issued common stock for services | entity		2
Stock Issued During Period, Value, Issued for Services | $		$ 115,000
Subsequent Event [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	1,300,000